Schedule of Impairment on Prepayment for Equipment and Other Assets (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on prepayment for equipment and other assets	¥ 3,555,845	¥ 11,813,313
Total	¥ 3,555,845	¥ 11,813,313